FAIR VALUE MEASUREMENTS (Details)	3 Months Ended	6 Months Ended	51 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Warrant liability	$ 1,822,333	$ 1,822,333	$ 4,473,000	$ 1,244,157
Fair value transfers in or out of Level 3 from other levels	0	0	0
Public warrants
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Warrant liability	$ 110,000	$ 110,000	$ 270,000
Probability of completing business combination | Level 3
FAIR VALUE MEASUREMENTS (Details) [Line Items]
Measurement input	0.75	0.75	0.75	0.75